UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21340

DWS RREEF Real Estate Fund II, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS RREEF Real Estate Fund II, Inc.

	Shares	Value ($)

Common Stocks 105.5%
Real Estate Investment Trusts (“REITs”) 105.5%
Apartments 16.1%
AvalonBay Communities, Inc.	29,100	2,116,443
BRE Properties, Inc.	62,650	1,960,945
Equity Residential	76,600	2,351,620

		6,429,008
Diversified 17.9%
Digital Realty Trust, Inc.	11,782	538,555
Duke Realty Corp.	210,550	2,528,705
Starwood Property Trust, Inc.	115,750	2,343,938
Washington Real Estate Investment Trust	58,850	1,694,880

		7,106,078

Health Care 19.4%
Cogdell Spencer, Inc.	144,528	693,734
HCP, Inc.	74,700	2,146,878
Health Care REIT, Inc.	27,600	1,148,712
LTC Properties, Inc.	48,350	1,162,334
Medical Properties Trust, Inc.	140,150	1,094,572
Senior Housing Properties Trust	78,200	1,494,402

		7,740,632
Hotels 9.0%
Canyon Ranch Holdings LLC (Units) (a)	864,000	1,814,400
Hospitality Properties Trust	87,200	1,776,264

		3,590,664
Industrial 11.4%
AMB Property Corp.	54,150	1,242,742
Liberty Property Trust	16,250	528,613
ProLogis	233,600	2,784,512

		4,555,867
Office 8.3%
BioMed Realty Trust, Inc.	55,450	765,210
Government Properties Income Trust*	21,950	527,019
HRPT Properties Trust	94,296	709,106
Kilroy Realty Corp.	46,700	1,295,458

		3,296,793
Regional Malls 5.6%
Simon Property Group, Inc.	32,187	2,234,743
Shopping Centers 12.5%
Inland Real Estate Corp.	199,650	1,748,934
Ramco-Gershenson Properties Trust	31,350	279,642
Regency Centers Corp.	49,350	1,828,418
Weingarten Realty Investors	56,700	1,129,464

		4,986,458
Storage 5.3%
Sovran Self Storage, Inc.	68,850	2,095,106

Total Common Stocks (Cost $55,541,428)		42,035,349
Preferred Stocks 31.7%
Real Estate Investment Trusts 31.7%
Apartments 6.9%
Associated Estates Realty Corp., Series II, 8.7%	118,300	2,763,488
Diversified 3.9%
NorthStar Realty Finance Corp., Series B, 8.25%	125,100	1,570,005
Health Care 0.2%
LTC Properties, Inc., Series F, 8.0%	3,000	70,200
Hotels 7.1%
FelCor Lodging Trust, Inc., Series C, 8.0%	43,100	517,200
Host Hotels & Resorts, Inc., Series E, 8.875%	91,800	2,295,000

		2,812,200
Shopping Centers 13.6%
Cedar Shopping Centers, Inc., Series A, 8.875%	154,000	3,126,200
Saul Centers, Inc., Series B, 9.0%	94,200	2,272,104

		5,398,304

Total Preferred Stocks (Cost $15,470,244)		12,614,197

Cash Equivalents 0.2%
Cash Management QP Trust, 0.18% (b) (Cost $67,548)			67,548	67,548
			% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $71,079,220) †			137.4	54,717,094
Other Assets and Liabilities, Net			(2.2)	(897,363)
Preferred Stock, at Liquidation Value			(35.2)	(14,000,000)

Net Assets Applicable to Common Shareholders			100.0	39,819,731

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $74,552,923. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $19,835,829. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,958,649 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,794,478.

(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost	Value ($)	Value as % of Net Assets
Canyon Ranch Holdings LLC	January 2005	21,600,000	1,814,400	4.6
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

At September 30, 2009, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

1/29/2008 1/29/2018	14,000,000[1]	Fixed — 4.275%	USD — Floating LIBOR BBA	(1,069,937)
Counterparty:
1			UBS Securities LLC
BBA: British Bankers' Association
LIBOR: London InterBank Offered Rate

Investment in Subsidiary

The Fund invests a portion of its assets in a wholly owned subsidiary organized as a corporation under the laws of the State of Delaware (the "Subsidiary"). As of September 30, 2009, the Fund’s Subsidiary only holds limited liability company units of Canyon Ranch Holdings LLC. As of September 30, 2009, the Fund held $1,814,400 in the Subsidiary, representing 4.6% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Apartments	$ 9,192,496	$ —	$ —	$ 9,192,496
Diversified	8,676,083	—	—	8,676,083
Health Care	7,810,832	—	—	7,810,832
Hotels	4,588,464	—	1,814,400	6,402,864
Industrial	4,555,867	—	—	4,555,867
Office	3,296,793	—	—	3,296,793
Regional Malls	2,234,743	—	—	2,234,743
Shopping Centers	10,384,762	—	—	10,384,762
Storage	2,095,106	—	—	2,095,106
Short-Term Investments	—	67,548	—	67,548
Total	$ 52,835,146	$ 67,548	$ 1,814,400	$ 54,717,094

Liabilities
Derivatives(c)	$ —	$ (1,069,937)	$ —	$ (1,069,937)
Total	$ —	$ (1,069,937)	$ —	$ (1,069,937)
(c)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Investments in Securities
Balance as of December 31, 2008	$ 1,887,200
Total realized gain (loss)	14,954,105
Change in unrealized appreciation (depreciation)	(14,323,694)
Amortization premium/discount	—
Net purchases (sales)	(703,211)
Net transfers in (out) of Level 3	—
Balance as of September 30, 2009	$ 1,814,400
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2009	$ —

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (1,069,937)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009